Other Operating Income and Expense	12 Months Ended
Dec. 31, 2013
Others Operating Income
Other Operating Income and Expense

Note 18 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2013	2012	2011
Loan Service Fees	$61.9	$64.5	$68.9
Banking Service Fees	50.9	55.0	54.9
Other Income	53.7	35.4	34.3

Total Other Operating Income	$166.5	$154.9	$158.1

Other Operating Expense
Other Operating Income and Expense

Note 19 – Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2013	2012	2011
Business Promotion	$91.6	$87.8	$82.1
FDIC Insurance Premiums	23.5	25.4	29.3
Staff Related	39.1	41.9	37.6
Other Intangibles Amortization	21.1	20.3	17.5
Legal Settlement Charge	19.2	–	–
Other Expenses	119.7	107.5	100.6

Total Other Operating Expense	$314.2	$282.9	$267.1